Business Combinations - Additional Information (Detail) $ in Thousands				2 Months Ended	12 Months Ended
	Sep. 29, 2023 USD ($)	Sep. 29, 2023 ARS ($)	May 18, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 ARS ($)	Nov. 03, 2023 USD ($)	Nov. 02, 2023 shares	Aug. 23, 2023
Disclosure of detailed information about business combination [line items]
Cash transferred on acquisition			$ 5,218,800,000
Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred on acquisition						$ 50,000,000,000
Profit of acquiree since acquisition date				$ 31,910,373
Proforma net income loss combined					$ 593,275,103
Gain recognized in bargain transaction					156,768,122
Intangible core deposit recognized at acquisition				5,184,785	5,184,785
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date				339,958	339,958
Business combination percentage of ownership interests acquired			100.00%
Acquisition date fair value of consideration transferred			$ 5,218,800,000
Percentage of dividend rights assignable or assigned			100.00%
Liabilities discounted to present value			$ 2,973,375,000
Dividend received classified as investing activities		$ 440,000
Decrease in consideration payable to acquiree	$ 558,651,700
Instalment amount term within which the same shall be settled			15 days
Banco Macro SA [member] | Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired								100.00%
Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							100.00%
Banco Itau Argentina SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							87.00%
Shares in entity held by entity or by its subsidiaries or associates | shares							80,000
Banco Itau Argentina SA [member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							87.00%
Shares in entity held by entity or by its subsidiaries or associates | shares							45,604,965
Interest Income [member] | Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquistion date				73,462,184
Business acquistion combined proforma revenue					2,827,353,743
Commission Income [member] | Banco Itau Argentina SA iItau Asset Management SA And Itau Valores SA [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquistion date				$ 4,006,913
Business acquistion combined proforma revenue					$ 263,605,335
ITAU Uni Banco SA [member] | Itau Asset Management SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							13.00%
Shares in entity held by entity or by its subsidiaries or associates | shares							11,950
ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							98.99573%
Itau BBA SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							1.00427%
Shares in entity held by entity or by its subsidiaries or associates | shares							7,469,046
ITAU Consultoria De Valores Mobilarios e Participacoes SA [Member] | Itau Valores SA [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of ownership interests acquired							13.00%
Shares in entity held by entity or by its subsidiaries or associates | shares							6,814,535
Ordinary shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares							729,166,165
Ordinary shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares							721,697,119
Preference shares [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares							14,565,089
Preference shares [member] | ITAU Uni Banco SA [member] | Banco Itau Argentina SA [member]
Disclosure of detailed information about business combination [line items]
Shares in entity held by entity or by its subsidiaries or associates | shares							14,565,089